Gain on Asset Disposal (Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Gain On Asset Disposal Additional Information [Line Items]
Net Sales Price	$ 8,345,793
Additional Purchase Price Paid	$ 2,500,000